EQUITY (Details) - Schedule of movement of fully paid shares - shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number Of Shares [Member]
EQUITY (Details) - Schedule of movement of fully paid shares [Line Items]
Paid shares as of beginning of period		606,407,693	606,407,693	606,407,693
There are no movements of shares paid
Paid shares as of end of period		606,407,693	606,407,693	606,407,693
Movement Value Of Shares [Member]
EQUITY (Details) - Schedule of movement of fully paid shares [Line Items]
Paid shares as of beginning of period	[1]	3,160,718	3,160,718	3,160,718
There are no movements of shares paid	[1]
Paid shares as of end of period	[1]	3,160,718	3,160,718	3,160,718
Cost of Issuance And Placement of Shares [Member]
EQUITY (Details) - Schedule of movement of fully paid shares [Line Items]
Paid shares as of beginning of period	[2]	(14,453)	(14,453)	(14,453)
There are no movements of shares paid	[2]
Paid shares as of end of period	[2]	(14,453)	(14,453)	(14,453)
Paid-in Capital [Member]
EQUITY (Details) - Schedule of movement of fully paid shares [Line Items]
Paid shares as of beginning of period		3,146,265	3,146,265	3,146,265
There are no movements of shares paid
Paid shares as of end of period		3,146,265	3,146,265	3,146,265

[1]	Amounts reported represent only those arising from the payment of the shares subscribed.
[2]	Decrease of capital by capitalization of reserves for cost of issuance and placement of shares established according to Extraordinary Shareholder´s Meetings, where such decreases were authorized.